Share-Based Payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Aug. 26, 2021
Statement [Line Items]
Equity-settled share-based payment expense		$ (9,108)		$ 19,465	$ 5,204
Tranche 2 [Member]
Statement [Line Items]
Equity-settled share-based payment expense		1,800
Tranche 3 [Member]
Statement [Line Items]
Reversal of share-based payments expense		7,200
Tranche 4 [Member]
Statement [Line Items]
Reversal of share-based payments expense		$ 3,700
All Tranche [Member]
Statement [Line Items]
Equity-settled share-based payment expense				$ 19,500
Performance Share Plan [Member]
Statement [Line Items]
Options weighted average remaining contractual life		1 year 5 months 1 day		1 year 1 month 24 days
Equity Settled Performance Share Plan [Member]
Statement [Line Items]
Maximum percentage to be awarded to the number of issued and outstanding shares						5.00%
Weighted share price | $ / shares	$ 4.32		$ 7.14